     As filed with the Securities and Exchange Commission on April 29, 2004

                                                      1933 Act File No. 33-19632
                                                      1940 Act File No. 811-3561
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 22

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 34


                      CAPITAL APPRECIATION VARIABLE ACCOUNT
                           (Exact Name of Registrants)
                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

                  One Sun Life Executive Park, Wellesley Hills,
                       Massachusetts 02181 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


       James R. Bordewick, Jr., Massachusetts Financial Services Company,

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/X/ on April 29, 2004 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/ / on [DATE] pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment
================================================================================

The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 22, filed with the SEC via EDGAR on April 29, 2004:


         Cross-Reference Pages
         Compass 3 Prospectus dated May 1, 2004
         Compass 2 and 3 Statement of Additional Information dated May 1, 2004 Part C

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 2004.

                                   MONEY MARKET VARIABLE ACCOUNT
                                   HIGH YIELD VARIABLE ACCOUNT
                                   CAPITAL APPRECIATION VARIABLE ACCOUNT
                                   GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                   GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                   TOTAL RETURN VARIABLE ACCOUNT
                                   MANAGED SECTORS VARIABLE ACCOUNT
                                             (REGISTRANTS)


                                   By:     ROBERT J. MANNING*
                                           -------------------------------------
                                   Name:   Robert J. Manning
                                   Title:  President

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April 28, 2004.

                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                   ROBERT C. SALIPANTE
                                   ---------------------------------------------
                                   Robert C. Salipante
                                   President

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2004.

             SIGNATURE                           TITLE
             ---------                           -----



SIGNATURE                              TITLE
---------                              -----
J. KERMIT BIRCHFIELD*                  Chairman
------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                     President (Principal Executive Officer)
------------------------------
Robert J. Manning


RICHARD M. HISEY*
------------------------------         Principal Financial Officer and
Richard M. Hisey                         Principal Accounting Officer


ROBERT C. BISHOP*                      Member of the Boards of Managers
------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                   Member of the Boards of Managers
------------------------------
Frederick H. Dulles


DAVID D. HORN*                         Member of the Boards of Managers
------------------------------
David D. Horn


DERWYN F. PHILLIPS*                    Member of the Boards of Managers
------------------------------
Derwyn F. Phillips


C. JAMES PRIEUR*                       Member of the Boards of Managers
------------------------------
C. James Prieur


RONALD G. STEINHART*                   Member of the Boards of Managers
------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                       Member of the Boards of Managers
------------------------------
Haviland Wright

                                       *By:    JAMES R. BORDEWICK, JR.
                                               ---------------------------------
                                       Name:   James R. Bordewick, Jr.
                                                as Attorney-in-fact

                                       Executed by James R. Bordewick, Jr. on
                                       behalf of those indicated pursuant to a
                                       Power of Attorney, dated May 4, 2001
                                       incorporated by reference to Registrant's
                                       Post-Effective Amendment No. 18 filed
                                       with the SEC via EDGAR on April 30, 2002, a Power of Attorney, dated August 1, 2002, incorporated by reference to MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-3732) Post-Effective
                                       Amendment No. 32 filed with the SEC via
                                       EDGAR on April 30, 2003 and a Power of
                                       Attorney, dated February 12, 2004,
                                       incorporated by reference to Registrant's
                                       Post-Effective Amendment No. 21 filed
                                       with the SEC via EDGAR on February 27,
                                       2004.

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                 TITLE
---------                                 -----
ROBERT C. SALIPANTE
------------------------------         President and Director (Principal Executive
Robert C. Salipante                      Officer)


GARY CORSI
------------------------------         Vice President, & Chief Financial Officer
Gary Corsi                               (Principal Financial and Accounting Officer)


EDWARD M. SHEA               +         Attorney-in-Fact for:
------------------------------         Donald A. Stewart, Chairman and Director
Edward M. Shea                         C. James Prieur, Vice Chairman and Director
                                       James C. Baillie, Director
                                       Paul W. Derksen, Director
                                       David D. Horn, Director
                                       James A. McNulty, III, Director
                                       S. Caesar Raboy, Director
                                       David K. Stevenson, Director
                                       William W. Stinson, Director

+Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.